Derivative financial instruments - Schedule of Movement of Derivative Assets (Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Foreign currency collars
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	$ (194)	$ 1,338
Change in fair value	2,674	(1,537)
Settlements	(2,727)	5
Closing derivative asset (liability)	(247)	(194)
Euro forward contracts
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	(2,353)	1,478
Change in fair value	1,693	(5,088)
Settlements	660	1,257
Closing derivative asset (liability)	0	(2,353)
Gold collars
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	(20,465)	(3,026)
Change in fair value	(133,030)	(17,439)
Settlements	153,495	0
Closing derivative asset (liability)	0	(20,465)
Gold Commodity Swaps
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	(18,149)	(2,966)
Change in fair value	(51,379)	(15,183)
Closing derivative asset (liability)	(69,528)	(18,149)
Copper Commodity Swaps
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	(3,165)	(1,032)
Change in fair value	(19,922)	(2,133)
Closing derivative asset (liability)	(23,087)	(3,165)
Interest rate swap contract
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	(12,167)	(11,605)
Change in fair value	961	850
Settlements	2,951	(1,412)
Closing derivative asset (liability)	(8,255)	(12,167)
Foreign Currency Forward Contracts
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	(4,837)	6,229
Change in fair value	16,870	(11,066)
Closing derivative asset (liability)	12,033	(4,837)
Gold collars - Term Facility
Movement of Derivative Asset (Liability) [Roll Forward]
Opening derivative asset (liability)	0	0
Change in fair value	(12,016)	0
Closing derivative asset (liability)	$ (12,016)	$ 0